Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000722885
Pear Tree PanAgora Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fee Table and Expenses of Emerging Markets Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Emerging Markets Fund.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect Emerging Markets Fund's performance.  During the most recent fiscal year, Emerging Markets Fund's portfolio turnover rate was 47 percent of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Emerging Markets Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Emerging Markets Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5 percent return each year and that Emerging Markets Fund's operating expenses remain the same as set forth in the table above.  The example also assumes that an expense limitation currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, Emerging Markets Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities, including depository receipts, warrants and rights, of emerging markets issuers, that is, an issuer having a country classification assigned by MSCI, Inc. from a country included in the MSCI Emerging Markets Index ("MSCI EM").  Emerging Markets Fund generally invests in at least eight countries and three or more broad geographic regions, such as Latin America, Asia or Europe.  Emerging Markets Fund also may invest more than 25 percent of its assets in a particular region, and it may invest in companies of any capitalization.

Emerging Markets Fund allocates its assets approximately equally between two risk-parity sub-strategies that are proprietary to Emerging Markets Fund's sub-adviser: an alternative beta risk-parity sub-strategy and a smart beta risk-parity sub-strategy. A risk-parity strategy is an investment strategy that generally attempts to balance risks across specifically identified factors rather than rely on the securities' market weights reflected in a benchmark.

By using the two risk parity strategies, Emerging Markets Fund hopes to reduce the risk that market momentum would cause to a particular group of securities from becoming a disproportionately large percentage of Emerging Markets Fund's portfolio, thus causing the risks associated with that group of securities from becoming disproportionately significant when compared to Emerging Markets Fund's other risks. Concentrated risk exposure typically would increase Emerging Markets Fund's susceptibility to a significant drop in its net asset value if the risk is realized. The alternative beta risk-parity sub-strategy attempts to balance risks from exposures to various countries, sectors, and issuers. The smart beta risk-parity sub-strategy attempts to balance risks by targeting factors, such as measures of a security's quality, value, and market momentum. Emerging Markets Fund currently invests in Pear Tree PanAgora Risk Parity Emerging Markets Fund to achieve its alternative beta risk-parity exposure.

In addition to emerging markets securities, Emerging Markets Fund also may invest in forward foreign currency exchange contracts as well as other types of derivatives (i.e., a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments) for cash-equitization purposes (e.g., for management of temporary cash positions).  Emerging Markets Fund also may lend its securities. Emerging Markets Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration

Under normal market conditions, Emerging Markets Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities, including depository receipts, warrants and rights, of emerging markets issuers, that is, an issuer having a country classification assigned by MSCI, Inc. from a country included in the MSCI Emerging Markets Index ("MSCI EM"). Emerging Markets Fund generally invests in at least eight countries and three or more broad geographic regions, such as Latin America, Asia or Europe. Emerging Markets Fund also may invest more than 25 percent of its assets in a particular region, and it may invest in companies of any capitalization.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

It is possible to lose money by investing in Emerging Markets Fund. An investment in Emerging Markets Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market, Industry and Specific Holdings. The share price of Emerging Markets Fund may fall because of weakness in the stock markets, generally, weakness with respect to a particular industry in which Emerging Markets Fund has significant holdings, or weaknesses associated with one or more specific companies in which Emerging Markets Fund may have substantial investments.  In addition, because the Emerging Markets Fund primarily uses risk-parity strategies, it is unlikely to benefit from market momentum preceding a market correction.

Foreign, including Emerging Markets Investing.  Emerging Markets Fund's investments in foreign securities (including ADRs) may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.  The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, political systems that are less stable, are more susceptible to governmental interference, and less liquid and efficient trading markets than those of developed countries.  Emerging Markets Fund from time to time also may have assets concentrated in a specific geographic region and/or an individual country depending on the country weights of the MSCI EM, thus exposing Emerging Markets Fund to the specific risks of that region or country.

Liquidity Risk. Emerging Markets Fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Active Management Risk. The sub-adviser's judgments about the attractiveness, value, or potential appreciation of Emerging Markets Fund's investments may prove to be incorrect.

New Investment Sub-Strategy. Emerging Markets Fund's "smart beta" risk-parity sub-strategy has only been recently developed by the Emerging Markets Fund's sub-adviser, and it has not yet been used by the Emerging Markets Fund's sub-adviser to manage client assets.  Thus, there is a risk that that sub-strategy may not perform as intended.

Investments in Another Mutual Fund.  To the extent that Emerging Markets Fund invests in another mutual fund, its investment performance would be directly related to the investment performance of the other fund.  It also would bear its proportionate share of any management and other fees paid by the other mutual fund, subjecting Emerging Markets Fund shareholders to some duplication of fees.

Large- and Mid-Capitalization Securities. Securities issued by large- and mid-cap companies tend to be less volatile than securities issued by smaller companies. Larger companies, however, may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Small- and Micro-Capitalization Securities. Investments in small- and micro-capitalization companies typically present greater risks than investments in larger companies and, as a result, 2 the performance of Emerging Markets Fund may be more volatile than a fund that invests only in large- and mid-cap stocks.

Growth and Value Stock Investing. Different investment styles periodically come into and fall out of favor with investors. Growth stocks generally are more volatile than the overall stock market. Value stocks carry the risk that the market may not recognize their intrinsic value or that they are actually appropriately priced at a low level.

Sector. Emerging Markets Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

Securities Lending. Securities lending involves two primary risks: investment risk and borrower default risk. Investment risk is the risk that Emerging Markets Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that Emerging Markets Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Derivatives. Emerging Markets Fund's investments in currency futures and other derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

Please refer to "Fund Objectives, Strategies and Risks" in the Prospectus for further details.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money by investing in Emerging Markets Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in Small Cap Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in Emerging Markets Fund by showing changes in Emerging Markets Fund's performance over time. The tables also compare Emerging Markets Fund's performance to a broad measure of market performance that reflects the type of securities in which Emerging Markets Fund invests. Past performance does not necessarily indicate how Emerging Markets Fund will perform (before and after taxes) in the future. Performance shown for periods prior to January 1, 2015 does not reflect the current investment strategy or the performance of the current sub-adviser. Updated performance information is available at www.peartreefunds.com.

A Note on Performance

Ordinary Shares and Institutional Shares commenced operations on September 30, 1994 and April 2, 1996, respectively.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in Emerging Markets Fund by showing changes in Emerging Markets Fund's performance over time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The tables also compare Emerging Markets Fund's performance to a broad measure of market performance that reflects the type of securities in which Emerging Markets Fund invests.
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.peartreefunds.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how Emerging Markets Fund will perform (before and after taxes) in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns - Ordinary Shares The bar chart below provides performance information for Emerging Markets Fund's Ordinary Shares.
Bar Chart Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Performance shown for periods prior to January 1, 2015 does not reflect the current investment strategy or the performance of the current sub-adviser.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Calendar year-to-date return of the Ordinary Shares of Emerging Markets Fund as of June 30, 2017 was 13.06 percent.
Highest Quarterly Return	Q2 2009	30.76%
Lowest Quarterly Return	Q4 2008	(32.62)%

Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar year-to-date return of the Ordinary Shares of Emerging Markets Fund as
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Year to Date Return	rr_BarChartYearToDateReturn	13.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.62%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Actual after-tax returns may differ depending on your individual circumstances.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock

After-Tax Returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary.  Actual after-tax returns may differ depending on your individual circumstances.

Pear Tree PanAgora Emerging Markets Fund | MSCI EM Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deductions for fees, expenses or taxes
One Year	rr_AverageAnnualReturnYear01	11.60%
Five Years	rr_AverageAnnualReturnYear05	1.64%
Ten Years	rr_AverageAnnualReturnYear10	2.17%
Pear Tree PanAgora Emerging Markets Fund | Ordinary Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.57%	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.65%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
1 Year	rr_ExpenseExampleYear01	$ 168
3 Years	rr_ExpenseExampleYear03	639
5 Years	rr_ExpenseExampleYear05	1,138
10 Years	rr_ExpenseExampleYear10	$ 2,510
Annual Return 2007	rr_AnnualReturn2007	45.44%
Annual Return 2008	rr_AnnualReturn2008	(59.20%)
Annual Return 2009	rr_AnnualReturn2009	70.37%
Annual Return 2010	rr_AnnualReturn2010	19.76%
Annual Return 2011	rr_AnnualReturn2011	(18.00%)
Annual Return 2012	rr_AnnualReturn2012	21.82%
Annual Return 2013	rr_AnnualReturn2013	(4.59%)
Annual Return 2014	rr_AnnualReturn2014	(0.74%)
Annual Return 2015	rr_AnnualReturn2015	(16.37%)
Annual Return 2016	rr_AnnualReturn2016	5.88%
One Year	rr_AverageAnnualReturnYear01	5.88%
Five Years	rr_AverageAnnualReturnYear05	0.43%
Ten Years	rr_AverageAnnualReturnYear10	0.14%
Pear Tree PanAgora Emerging Markets Fund | Ordinary Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.69%
Five Years	rr_AverageAnnualReturnYear05	0.31%
Ten Years	rr_AverageAnnualReturnYear10	(0.04%)
Pear Tree PanAgora Emerging Markets Fund | Ordinary Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.90%
Five Years	rr_AverageAnnualReturnYear05	0.58%
Ten Years	rr_AverageAnnualReturnYear10	0.37%
Pear Tree PanAgora Emerging Markets Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.69%	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.27%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
1 Year	rr_ExpenseExampleYear01	$ 129
3 Years	rr_ExpenseExampleYear03	548
5 Years	rr_ExpenseExampleYear05	993
10 Years	rr_ExpenseExampleYear10	$ 2,230
One Year	rr_AverageAnnualReturnYear01	6.22%
Five Years	rr_AverageAnnualReturnYear05	0.69%
Ten Years	rr_AverageAnnualReturnYear10	0.40%

[1]	Fees and expenses incurred indirectly by Emerging Markets Fund as a result of investments in shares of other investment funds, primarily Pear Tree PanAgora Risk Parity Emerging Markets Fund.
[2]	The Manager has contractually agreed until July 31, 2018 to waive such portion of the management fees that it would otherwise receive under its agreement with Pear Tree Funds for serving as investment manager to Emerging Markets Fund such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of Emerging Markets Fund would be calculated using (a) an annual rate of 0.78 percent if Emerging Markets Fund's net assets are up to $300 million, (b) an annual rate of 0.83 percent if Emerging Markets Fund's net assets are between $300 million and $600 million, and (c) an annual rate of 0.88 percent if Emerging Markets Fund's net assets are in excess of $600 million. This fee waiver only may be terminated with the approval of the Trustees. In addition, the Manager has contractually agreed to waive its management fee with respect to that portion of Emerging Markets Fund's net assets that are invested in Pear Tree PanAgora Risk Parity Emerging Markets Fund. This fee waiver shall be in effect for as long as Emerging Markets Fund invests in Pear Tree PanAgora Risk Parity Emerging Markets Fund, and it only may be terminated with the approval of the Trustees. The Manager, in its capacity as transfer agent to Pear Tree Funds, has contractually agreed until July 31, 2018 to waive such portion of the fees that it would otherwise receive for serving as transfer agent under its agreement with Pear Tree Funds such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of Emerging Markets Fund's net assets attributable to Institutional Shares. This fee waiver only may be terminated with the approval of the Trustees. The aggregate transfer agent fee with respect to Ordinary Shares remains unchanged.